Restructuring and Other Charges - Additional Information (Details) - IKENA ONCOLOGY INC $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) Position	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 Position	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 309	$ 683			$ 1,744	$ 3,265	$ 4,419	$ 0
Prepaid Expenses and Other Current Assets
Restructuring Cost and Reserve [Line Items]
Assets held for sale		$ 400			$ 400
First Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges					2,600
Severance and Stock Based Compensation | First Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges					1,900
Impairment of Equipment | First Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges					700
Employee Severance and Retention | Second Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges									1,800
Employee Severance, Stock-based Compensation and Retention Expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 300				1,700
Non-cash Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges							$ 176		263
January Restructuring
Restructuring Cost and Reserve [Line Items]
Percentage of workforce reduction		35.00%
Number of employees terminated | Position		20
January Restructuring | Employee Separation Payments
Restructuring Cost and Reserve [Line Items]
Restructuring charges					1,600
January Restructuring | Non-cash Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 300
May Restructuring
Restructuring Cost and Reserve [Line Items]
Percentage of workforce reduction						53.00%
Number of employees terminated | Position						18
May Restructuring | Maximum
Restructuring Cost and Reserve [Line Items]
Employee retention amount	$ 1,300
May Restructuring | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges									900
May Restructuring | Employee Retention
Restructuring Cost and Reserve [Line Items]
Restructuring charges									$ 1,000